RELATED PARTY TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Amount due to related party	$ 5,737	[1]	35,743	[1]	0	[1]

[1]	As of December 31, 2012, the amount due from Envision was unsecured, interest-free and repayable within one year.